FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2023
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2023	2022	2021
Foreign currency translation on:
Property, plant and equipment, at fair value	12	$2,640	$(1,490)	$(1,527)
Goodwill	16	149	(126)	(121)
Borrowings	13	(713)	545	479
Deferred income tax liabilities and assets	11	(670)	454	329
Other assets and liabilities		(132)	59	11
		$1,274	$(558)	$(829)